Non-controlling Interest - Summary of Consolidated Financial Statements (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-controlling Interest [Line Items]
Net (loss)/income attributable to Non-controlling interest	₸ (5,470)	₸ 17,095	₸ 7,419
Total comprehensive (loss)/income attributable to Non-controlling interest	3,594	17,428	7,620
Non-controlling interests	₸ 109,734	55,637
Hepsiburada [Member]
Non-controlling Interest [Line Items]
Country of operation	Türkiye
Non-controlling interests share, percentage	24.04%
Net (loss)/income attributable to Non-controlling interest	₸ (21,672)
Total comprehensive (loss)/income attributable to Non-controlling interest	(11,819)
Non-controlling interests	53,186
Other [Member]
Non-controlling Interest [Line Items]
Net (loss)/income attributable to Non-controlling interest	16,202	17,095	7,419
Total comprehensive (loss)/income attributable to Non-controlling interest	15,413	17,428	₸ 7,620
Non-controlling interests	₸ 56,548	₸ 55,637